Loss per share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Outstanding potentially dilutive securities	All outstanding potentially dilutive shares could potentially dilute loss per share in the future.

	2024	2023

Issued Common Shares	153,547,616	151,170,305
Weighted average number of Common Shares (basic and diluted)	153,765,412	150,404,130

Net loss per share – basic and diluted	($1.07)	($7.11)